CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash
	July 31
	2023	2022
Cash and cash equivalents	$1,215,921	$1,020,585
Restricted cash, tenant security deposits	898,791	950,430
Restricted cash, escrow	71,763	71,742
Restricted cash, other	31,260	27,140
	$2,217,735	$2,069,897

Schedule of supplemental disclosure
	July 31,
	2023	2022
Cash Flow Information
Interest paid, net of capitalized interest of $47,472 (2023), and $76,642 (2022)	$234,596	$256,431
Income tax (refunded)	—	—

Non-cash information
Recognition of operating lease right-of-use assets	$1,201,952	$94,412
Recognition of operating lease liabilities	1,201,952	94,412